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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2001


Check here if Amendment [X]; Amendment Number: 2


  This Amendment (Check only one.):      [ ] is a restatement.
                                         [X] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: AMERICAN INTERNATIONAL GROUP, INC.


Address: 70 Pine Street

         New York, New York 10270


Form 13F File Number:  28-219



The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Edward E. Matthews

Title: Senior Vice Chairman -- Investments and Financial Services

Phone: (212) 770-7000



Signature, Place, and Date of Signing:


/s/ Edward E. Matthews             New York, New York        June 15, 2001
-------------------------------    ------------------------  -----------------
(Signature)                        (City, State)              (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                             FORM 13F SUMMARY PAGE

REPORT SUMMARY:


Number of Other Included Managers:  4



Form 13F Information Table Entry Total: 1



Form 13F Information Table Value Total: $136,488 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File Number     Name
--        --------------------     -------------------------------------

1         28-4637                  AIG GLOBAL INVESTMENT CORP.

2         28-2725                  SUNAMERICA ASSET MANAGEMENT CORP.

3         28-3463                  JOHN MCSTAY INVESTMENT COUNSEL, L.P.

4         28-6509                  HSB GROUP, INC.

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File Number 28-219 (Consolidated)
As of 3/31/01





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
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                                       TITLE      CUSIP      VALUE     SHRS OR   SH/  PUT/ INVSTMT  OTHR       VOTING AUTHORITY
NAME OF ISSUER                         CLASS               (X$1000)    PRN AMT   PRN  CALL DSCRETN  MGRS  SOLE      SHARED      NONE
------------------------------------------------------------------------------------------------------------------------------------
IPC HOLDINGS, LTD.                     EQUITY   G4933P101  136,488   6,100,000   SH       DEFINED    1          6,100,000
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